BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of business acquisition consideration payable

Business acquisition consideration payable	$
Acquisition date fair value	370,537
Payments	(8,000)
Application of prepayments	(4,000)
Accretion	1,463
Balance – December 31, and October 31, 2023	360,000
Buyout of Canopy minority interest	780,000
Acquisition of an additional 20% membership units in Golden Harvests	1,134,952
Canopy buyout payments	(271,438)
Golden Harvests 20% acquisition payments	(530,000)
Accretion	756,906
Balance – December 31, 2024	2,230,421
Current portion	536,881
Non-current portion	1,693,540